Information by operating segment (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 32,445	$ 31,250
Non-current assets	184,622	155,941
Long-term receivables	26,798	21,220
Investments	1,358	1,566
Property, plant and equipment	153,424	130,169	$ 125,330
Operating assets	131,908	115,331
Under construction	21,516	14,838
Intangible assets	3,042	2,986
Total Assets	217,067	187,191
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,804	5,224
Non-current assets	136,064	111,110
Long-term receivables	9,028	6,351
Investments	344	379
Property, plant and equipment	124,254	101,875
Operating assets	108,405	92,087
Under construction	15,849	9,788
Intangible assets	2,438	2,505
Total Assets	138,868	116,334
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	11,002	12,035
Non-current assets	23,800	22,396
Long-term receivables	2,068	1,811
Investments	811	977
Property, plant and equipment	20,786	19,496
Operating assets	18,128	16,851
Under construction	2,658	2,645
Intangible assets	135	112
Total Assets	34,802	34,431
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Current assets	370	391
Non-current assets	6,406	7,193
Long-term receivables	83	94
Investments	145	173
Property, plant and equipment	6,101	6,851
Operating assets	3,605	4,808
Under construction	2,496	2,043
Intangible assets	77	75
Total Assets	6,776	7,584
Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	23,547	18,864
Non-current assets	18,352	15,242
Long-term receivables	15,619	12,964
Investments	58	37
Property, plant and equipment	2,283	1,947
Operating assets	1,770	1,585
Under construction	513	362
Intangible assets	392	294
Total Assets	41,899	34,106
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Current assets	(5,278)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets	$ (5,278)
Eliminations 1 [Member]
IfrsStatementLineItems [Line Items]
Current assets		(5,264)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets		$ (5,264)